UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 1.3%
144	M&T Bank Corp.	$13,702

	Capital Goods - 1.0%
344	Owens Corning, Inc. ●	11,494

	Commercial and Professional Services - 2.7%
945	Capita plc	11,840
178	IHS, Inc. ●	17,359
		29,199
	Consumer Durables and Apparel - 6.6%
190	Coach, Inc.	10,668
549	Hanesbrands, Inc. ●	17,487
106	Jarden Corp.	5,613
333	Lennar Corp.	11,590
117	PVH Corp.	10,973
3,808	Samsonite International S.A. ☼	7,284
112	Whirlpool Corp.	9,307
		72,922
	Consumer Services - 2.7%
1,297	Burger King Worldwide, Inc. ●	18,074
—	Diamond Resorts LLC ⌂†	11,864
		29,938
	Diversified Financials - 4.4%
67	BlackRock, Inc.	12,005
527	Invesco Ltd.	13,175
316	JP Morgan Chase & Co.	12,780
429	NYSE Euronext	10,577
		48,537
	Energy - 5.9%
204	Anadarko Petroleum Corp.	14,298
123	Apache Corp.	10,660
261	Cabot Oil & Gas Corp.	11,719
195	Cobalt International Energy, Inc. ●	4,342
204	Ensco plc	11,103
359	Southwestern Energy Co. ●	12,503
		64,625
	Food and Staples Retailing - 1.5%
349	CVS Caremark Corp.	16,912

	Food, Beverage and Tobacco - 1.0%
118	Philip Morris International, Inc.	10,657

	Health Care Equipment and Services - 9.6%
365	Cardinal Health, Inc.	14,226
248	Catamaran Corp. ●	24,292
302	Edwards Lifesciences Corp. ●	32,381
1,181	Hologic, Inc. ●	23,900
127	McKesson Corp.	10,933
		105,732
	Insurance - 2.3%
328	American International Group, Inc. ●	10,762
229	Aon plc	11,995
126	Progressive Corp.	2,615
		25,372
	Materials - 4.7%
269	Ball Corp.	11,387
294	Crown Holdings, Inc. ●	10,794
151	International Paper Co.	5,480
372	Methanex Corp. ADR	10,618
192	Rock Tenn Co. Class A	13,840
1,089	Sino Forest Corp. Class A ⌂●†	—
		52,119
	Media - 4.8%
112	AMC Networks, Inc. Class A ●	4,863
5,067	Sirius XM Radio, Inc. w/ Rights ●	13,175
254	Time Warner, Inc.	11,508
219	Viacom, Inc. Class B	11,724
209	Walt Disney Co.	10,916
		52,186
	Pharmaceuticals, Biotechnology and Life Sciences - 10.9%
430	Agilent Technologies, Inc.	16,540
204	Auxilium Pharmaceuticals, Inc. ●	4,987
55	Biogen Idec, Inc. ●	8,223
183	Elan Corp. plc ADR ●	1,965
263	Eli Lilly & Co.	12,459
392	Forest Laboratories, Inc. ●	13,946
254	Gilead Sciences, Inc. ●	16,844
339	Merck & Co., Inc.	15,299
24	Onyx Pharmaceuticals, Inc. ●	2,065
46	Regeneron Pharmaceuticals, Inc. ●	7,091
62	Waters Corp. ●	5,183
183	Watson Pharmaceuticals, Inc. ●	15,622
		120,224
	Real Estate - 1.2%
838	Host Hotels & Resorts, Inc.	13,448

	Retailing - 7.8%
120	Amazon.com, Inc. ●	30,539
293	CarMax, Inc. ●	8,299
97	Dufry Group ●	11,590
414	Lowe's Co., Inc.	12,511
13	Priceline.com, Inc. ●	8,195
377	Urban Outfitters, Inc. ●	14,166
		85,300
	Semiconductors and Semiconductor Equipment - 1.1%
526	Skyworks Solutions, Inc. ●	12,395

	Software and Services - 19.5%
1,116	Activision Blizzard, Inc. ‡	12,584
291	Akamai Technologies, Inc. ●	11,127
1,487	Cadence Design Systems, Inc. ●	19,128
201	Cognizant Technology Solutions Corp. ●	14,049
464	eBay, Inc. ●	22,467
82	Equinix, Inc. ●	16,814
36	Google, Inc. ●	26,860
231	IAC/InterActiveCorp.	12,013
159	LinkedIn Corp. Class A ●	19,169
735	Oracle Corp.	23,138
112	Salesforce.com, Inc. ●	17,110
107	Splunk, Inc. ●	3,936
71	Teradata Corp. ●	5,325
336	Tibco Software, Inc. ●	10,147
		213,867
	Technology Hardware and Equipment - 8.4%
97	Apple, Inc. ●	64,647

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Technology Hardware and Equipment - 8.4% - (continued)
714	EMC Corp. ●		$19,460
448	Juniper Networks, Inc. ●		7,666
			91,773
	Transportation - 1.1%
318	Expeditors International of Washington, Inc.		11,574

	Total common stocks
	(cost $931,097)		$1,081,976

EXCHANGE TRADED FUNDS - 0.5%
	Other Investment Pools and Funds - 0.5%
40	S&P 500 Depositary Receipt		$5,796

	Total exchange traded funds
	(cost $5,446)		$5,796

	Total long-term investments (cost $936,543)		$1,087,772

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $2,002,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $2,042)
$2,002	0.17%, 09/28/2012		$2,002
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $700, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA
4.00% - 5.00%, 2035 - 2042, GNMA
	5.00%, 2039, value of $714)
700	0.23%, 09/28/2012		700
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $538, collateralized by U.S. Treasury Note 0.25%, 2015, value of $549)
538	0.20%, 09/28/2012		538
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $648, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $661)
648	0.25%, 09/28/2012		648
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $42, collateralized by FNMA 5.00%, 2038, value of $42)
41	0.25%, 09/28/2012		41
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $680, collateralized by U.S. Treasury Note 0.88%, 2017, value of $694)
680	0.20%, 09/28/2012		680
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $1,449, collateralized by FHLB
1.75% - 3.13%, 2013 - 2021, FHLMC
0.30% - 6.00%, 2013 - 2042, FNMA
0.38% - 6.25%, 2013 - 2042, U.S. Treasury
	Bill 0.10%, 2012, value of $1,478)
1,449	0.20%, 09/28/2012		1,449
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $12, collateralized by U.S. Treasury Note 1.50%, 2016, value of $12)
12	0.18%, 09/28/2012		12
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $271, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $277)
271	0.20%, 09/28/2012		271
			6,341
	Total short-term investments
	(cost $6,341)		$6,341

	Total investments
	(cost $942,884) ▲	99.6%	$1,094,113
	Other assets and liabilities	0.4%	4,393
	Total net assets	100.0%	$1,098,506

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $944,435 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$182,387
Unrealized Depreciation	(32,709)
Net Unrealized Appreciation	$149,678

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2012, the aggregate value of these securities was $11,864, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	$10,110
05/2011 - 07/2011	1,089	Sino Forest Corp. Class A	15,682

At September 30, 2012, the aggregate value of these securities was $11,864, which represents 1.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $166 at September 30, 2012.

Foreign Currency Contracts Outstanding at September 30, 2012

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
HKD	Buy	10/04/2012	BCLY	$77	$77	$–
HKD	Buy	10/03/2012	DEUT	89	89	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
HKD	Hong Kong Dollar

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,081,976	$1,039,398	$30,714	$11,864
Exchange Traded Funds	5,796	5,796	–	–
Short-Term Investments	6,341	–	6,341	–
Total	$1,094,113	$1,045,194	$37,055	$11,864
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2012, investments valued at $7,118 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012
Assets:
Common Stocks	$8,762	$—	$3,102	*	$—	$—	$—	$—	$—	$11,864
Total	$8,762	$—	$3,102		$—	$—	$—	$—	$—	$11,864

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $3,102.

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles and Components - 1.0%
12	Lear Corp.	$436
19	Thor Industries, Inc.	679
4	Visteon Corp. ●	191
		1,306
	Banks - 4.5%
21	Banco Latinoamericano de Exportaciones S.A. Class E ADR	462
36	CapitalSource, Inc.	276
12	Chemical Financial Corp.	300
7	Community Bank System, Inc.	211
9	East West Bancorp, Inc.	198
5	Enterprise Financial Services Corp. ●	68
21	Fifth Third Bancorp	324
42	First Commonwealth Financial Corp.	299
31	Glacier Bancorp	480
82	Huntington Bancshares, Inc.	566
30	KeyCorp	265
8	Lakeland Financial Corp.	229
8	MainSource Financial Group, Inc.	101
14	Nationstar Mortgage Holdings, Inc. ●	458
12	PacWest Bancorp	271
18	Privatebancorp, Inc.	288
6	Provident Financial Services, Inc.	95
42	Regions Financial Corp.	299
14	Susquehanna Bancshares, Inc.	141
64	Trustco Bank Corp.	365
		5,696
	Capital Goods - 8.5%
10	AGCO Corp. ●	460
5	Alliant Techsystems, Inc.	256
6	American Railcar Industries, Inc. ●	177
3	American Science & Engineering, Inc.	164
15	Ampco-Pittsburgh Corp.	284
6	Chicago Bridge & Iron Co. N.V.	213
8	EnerSys, Inc. ●	282
29	Exelis, Inc.	299
10	Fluor Corp.	554
27	Gencorp, Inc. ●	253
17	ITT Corp.	345
7	L.B. Foster Co. Class A	236
9	Lincoln Electric Holdings, Inc.	359
4	Lindsay Corp.	266
21	LSI Industries, Inc.	139
6	National Presto Industries, Inc.	445
17	NCI Building Systems, Inc. ●	169
13	Nordson Corp.	739
5	Nortek, Inc. ●	274
40	Orbital Sciences Corp. ●	575
3	Parker-Hannifin Corp.	242
7	Sauer-Danfoss, Inc.	281
11	Sun Hydraulics Corp.	287
74	Taser International, Inc. ●	444
7	Teledyne Technologies, Inc. ●	463
10	Timken Co.	372
2	TransDigm Group, Inc. ●	326
9	Trex Co., Inc. ●	293
18	URS Corp.	629
10	Wabco Holdings, Inc. ●	594
5	Wabtec Corp.	369
		10,789
	Commercial and Professional Services - 4.0%
11	Avery Dennison Corp.	363
14	Barrett Business Services, Inc.	367
111	Cenveo, Inc. ●	254
13	Cintas Corp.	531
4	Corporate Executive Board Co.	236
8	Deluxe Corp.	235
6	Dun & Bradstreet Corp.	510
14	Equifax, Inc. ●	663
6	Mine Safety Appliances Co.	227
20	Quad Graphics, Inc.	338
21	Robert Half International, Inc.	555
18	RPX Corp. ●	206
16	Sykes Enterprises, Inc. ●	214
15	Tetra Tech, Inc. ●	391
		5,090
	Consumer Durables and Apparel - 3.3%
23	Brunswick Corp.	509
5	Carter's, Inc. ●	285
5	CSS Industries, Inc.	105
5	Garmin Ltd.	188
16	Hanesbrands, Inc. ●	494
15	Hooker Furniture Corp.	200
13	iRobot Corp. ●	291
24	Leapfrog Enterprises, Inc. ●	220
3	Nacco Industries, Inc. Class A	328
8	Polaris Industries, Inc.	627
7	Sturm Ruger & Co., Inc.	340
11	Tempur-Pedic International, Inc. ●	332
11	Vera Bradley, Inc. ●	255
		4,174
	Consumer Services - 3.4%
5	American Public Education, Inc. ●	193
11	Apollo Group, Inc. Class A ●	311
1	Biglari Holdings, Inc. ●	234
9	Brinker International, Inc.	314
5	Capella Education Co. ●	186
37	Career Education Corp. ●	139
1	Chipotle Mexican Grill, Inc. ●	216
9	Domino's Pizza, Inc.	339
23	Lincoln Educational Services Corp.	94
7	Marriott International, Inc. Class A	274
8	Marriott Vacations Worldwide Corp. ●	292
24	Multimedia Games Holding Co., Inc. ●	376
1	Panera Bread Co. Class A ●	239
7	Papa John's International, Inc. ●	368
4	Strayer Education, Inc.	245
5	Weight Watchers International, Inc.	248
5	Wyndham Worldwide Corp.	257
		4,325
	Diversified Financials - 2.7%
29	American Capital Ltd. ●	324
122	Apollo Investment Corp.	958
29	Calamos Asset Management, Inc.	339
30	Compass Diversified Holdings	440
7	Discover Financial Services, Inc.	274
31	Netspend Holdings, Inc. ●	300
41	Prospect Capital Corp.	469
17	Solar Capital Ltd.	390
		3,494

1

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Energy - 7.9%
30	Basic Energy Services, Inc. ●	$338
7	Berry Petroleum Co.	284
19	Cheniere Energy, Inc. ●	295
7	Contango ORE, Inc. ●	339
5	Core Laboratories N.V.	555
15	Delek U.S. Holdings, Inc.	370
12	Diamond Offshore Drilling, Inc.	800
6	Energen Corp.	332
7	Energy XXI (Bermuda) Ltd.	231
37	Exco Resources, Inc.	295
59	Frontline Ltd.	227
56	Green Plains Renewable Energy, Inc. ●	327
14	Helix Energy Solutions Group, Inc. ●	254
62	Hercules Offshore, Inc. ●	302
15	HollyFrontier Corp.	635
14	Matrix Service Co. ●	153
15	Oceaneering International, Inc.	816
35	Parker Drilling Co. ●	147
24	Plains Exploration & Production Co. ●	907
6	REX American Resources Corp. ●	115
21	RPC, Inc.	244
13	Tesoro Corp. ●	524
29	Vaalco Energy, Inc. ●	252
18	Valero Energy Corp.	584
10	W&T Offshore, Inc.	182
19	Western Refining, Inc.	507
		10,015
	Food and Staples Retailing - 0.2%
195	Rite Aid Corp. ●	228

	Food, Beverage and Tobacco - 2.5%
8	Campbell Soup Co.	275
15	ConAgra Foods, Inc.	417
13	Constellation Brands, Inc. Class A ●	434
29	Dean Foods Co. ●	474
6	Monster Beverage Corp. ●	347
28	Smithfield Foods, Inc. ●	556
5	Universal Corp.	244
24	Vector Group Ltd.	402
		3,149
	Health Care Equipment and Services - 3.8%
19	Accretive Health, Inc. ●	214
24	Allscripts Healthcare Solutions, Inc. ●	297
4	Analogic Corp.	282
10	Bio-Reference Laboratories, Inc. ●	277
11	Community Health Systems, Inc. ●	309
8	Computer Programs & Systems, Inc.	440
24	CryoLife, Inc. ●	159
6	Cyberonics, Inc. ●	288
44	Gentiva Health Services, Inc. ●	494
8	Magellan Health Services, Inc. ●	413
9	Masimo Corp. ●	216
23	Natus Medical, Inc. ●	296
14	Omnicare, Inc.	486
104	RTI Biologics, Inc. ●	432
25	Select Medical Holdings Corp. ●	276
		4,879
	Household and Personal Products - 0.6%
3	Energizer Holdings, Inc. ●	186
7	Herbalife Ltd.	318
7	Nu Skin Enterprises, Inc. Class A	256
		760
	Insurance - 5.1%
16	AmTrust Financial Services, Inc.	397
12	Argo Group International Holdings Ltd.	382
9	Aspen Insurance Holdings Ltd.	282
17	Assurant, Inc.	642
10	Axis Capital Holdings Ltd.	363
14	Brown & Brown, Inc.	368
14	FBL Financial Group Class A	472
30	Fidelity National Financial, Inc.	637
17	Horace Mann Educators Corp.	306
47	Maiden Holdings Ltd.	414
11	Primerica, Inc.	309
7	ProAssurance Corp.	669
10	Protective Life Corp.	249
39	Symetra Financial Corp.	474
12	United Fire Group, Inc.	294
8	Validus Holdings Ltd.	254
		6,512
	Materials - 5.7%
8	Albemarle Corp.	403
5	Cabot Corp.	183
16	Chemtura Corp. ●	268
11	Coeur d'Alene Mines Corp. ●	320
2	Cytec Industries, Inc.	131
77	Ferro Corp. ●	265
16	Flotek Industries, Inc. ●	206
21	Gold Resource Corp.	450
14	Graphic Packaging Holding Co. ●	81
36	Headwaters, Inc. ●	239
37	Huntsman Corp.	557
13	Kraton Performance Polymers ●	350
6	Minerals Technologies, Inc.	433
17	Myers Industries, Inc.	259
1	Newmarket Corp.	296
18	P.H. Glatfelter Co.	328
10	Schweitzer-Mauduit International, Inc.	317
11	Valspar Corp.	623
9	W.R. Grace & Co. ●	514
6	Westlake Chemical Corp.	424
29	Worthington Industries, Inc.	626
		7,273
	Media - 1.1%
31	Belo Corp. Class A	243
28	Gannett Co., Inc.	490
29	Global Sources Ltd. ●	189
31	Lin TV Corp. ●	138
30	Sinclair Broadcast Group, Inc. Class A	335
		1,395
	Pharmaceuticals, Biotechnology and Life Sciences - 7.6%
11	Acorda Therapeutics, Inc. ●	274
14	Affymax, Inc. ●	291
64	Affymetrix, Inc. ●	276
50	Agenus, Inc. ●	230
16	Auxilium Pharmaceuticals, Inc. ●	384
53	Cambrex Corp. ●	621
3	Charles River Laboratories International, Inc. ●	138
12	Cubist Pharmaceuticals, Inc. ●	591

2

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 7.6% - (continued)
50	Dendreon Corp. ●	$240
17	Emergent Biosolutions, Inc. ●	246
10	Endo Health Solutions, Inc. ●	313
13	Furiex Pharmaceuticals, Inc. ●	246
8	Genomic Health, Inc. ●	288
72	Immunomedics, Inc. ●	251
10	Impax Laboratories, Inc. ●	267
2	Life Technologies Corp. ●	115
17	Momenta Pharmaceuticals, Inc. ●	246
18	Mylan, Inc. ●	447
26	Myriad Genetics, Inc. ●	699
58	PDL Biopharma, Inc.	449
9	Pharmacyclics, Inc. ●	574
9	Qiagen N.V. ●	167
6	Questcor Pharmaceuticals, Inc. ●	118
42	Repligen Corp. ●	250
6	Salix Pharmaceuticals Ltd. ●	246
39	Sciclone Pharmaceuticals, Inc. ●	215
23	Spectrum Pharmaceuticals, Inc. ●	267
37	Threshold Pharmaceuticals, Inc. ●	264
8	United Therapeutics Corp. ●	447
12	ViroPharma, Inc. ●	369
13	Warner Chilcott plc ●	174
		9,703
	Real Estate - 8.8%
11	AG Mortgage Investment Trust, Inc.	258
19	American Assets Trust, Inc.	498
21	American Capital Mortgage Investment Corp.	535
18	Capstead Mortgage Corp.	239
18	CBL & Associates Properties, Inc. REIT	393
166	Chimera Investment Corp.	449
76	DiamondRock Hospitality Co.	734
16	DuPont Fabros Technology, Inc.	399
55	Felcor Lodging Trust, Inc. ●	261
19	First Industrial Realty Trust, Inc. REIT ●	243
24	Franklin Street Properties Corp.	265
51	Government Properties Income Trust	1,203
37	Hatteras Financial Corp.	1,054
15	Invesco Mortgage Capital	292
30	LaSalle Hotel Properties	793
9	Mack-Cali Realty Corp. REIT	239
56	MFA Mortgage Investments, Inc.	474
10	Omega Healthcare Investors, Inc.	236
13	One Liberty Properties, Inc. REIT	243
22	Pennsylvania REIT	344
12	PennyMac Mortgage Investment Trust	269
16	RLJ Lodging Trust	306
16	Sabra Healthcare REIT, Inc.	328
15	Select Income REIT	377
47	Sunstone Hotel Investors, Inc. ●	517
24	Winthrop Realty Trust	258
		11,207
	Retailing - 5.5%
12	American Eagle Outfitters, Inc.	255
10	ANN, Inc. ●	377
13	Ascena Retail Group, Inc. ●	287
17	CafePress, Inc. ●	154
14	Chico's FAS, Inc.	249
11	Dick's Sporting Goods, Inc.	591
5	Dillard's, Inc.	376
15	Foot Locker, Inc.	533
10	Francescas Holding Corp. ●	298
12	Groupon, Inc. ●	56
9	Lumber Liquidators Holdings, Inc. ●	436
6	O'Reilly Automotive, Inc. ●	460
36	Overstock.com, Inc. ●	376
21	PetMed Express, Inc.	210
9	PetSmart, Inc.	591
71	RadioShack Corp.	168
10	Sally Beauty Co., Inc. ●	258
9	Select Comfort Corp. ●	290
14	Williams-Sonoma, Inc.	620
4	Winmark Corp.	199
6	Zumiez, Inc. ●	169
		6,953
	Semiconductors and Semiconductor Equipment - 2.4%
19	Advanced Energy Industries, Inc. ●	238
52	Amkor Technology, Inc. ●	227
61	Entropic Communications, Inc. ●	357
21	Kulicke & Soffa Industries, Inc. ●	215
76	LSI Corp. ●	524
36	Photronics, Inc. ●	192
59	PLX Technology, Inc. ●	341
67	Rambus, Inc. ●	373
38	Rudolph Technologies, Inc. ●	394
19	Teradyne, Inc. ●	266
		3,127
	Software and Services - 9.7%
3	Alliance Data Systems Corp. ●	453
6	Amdocs Ltd. ●	195
11	Ancestry.com, Inc. ●	325
8	AOL, Inc. ●	268
29	CA, Inc.	739
27	Cadence Design Systems, Inc. ●	342
5	Commvault Systems, Inc. ●	280
12	Demand Media, Inc. ●	134
18	Digital River, Inc. ●	298
9	DST Systems, Inc.	509
6	Fair Isaac, Inc.	274
10	FleetCor Technologies, Inc. ●	448
26	Intralinks Holdings, Inc. ●	173
11	j2 Global, Inc.	355
10	Lender Processing Services, Inc.	279
5	Liquidity Services, Inc. ●	241
15	LivePerson, Inc. ●	277
7	Manhattan Associates, Inc. ●	398
63	Marchex, Inc.	239
6	MAXIMUS, Inc.	334
14	North American Equity	212
6	Red Hat, Inc. ●	342
30	Rosetta Stone, Inc. ●	378
50	SeaChange International, Inc. ●	394
8	Solarwinds, Inc. ●	436
18	Synopsys, Inc. ●	594
4	Syntel, Inc.	262
3	Teradata Corp. ●	226
9	Tibco Software, Inc. ●	269
16	TNS, Inc. ●	233
32	Total System Services, Inc.	756

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Software and Services - 9.7% - (continued)
11	Travelzoo, Inc. ●	$257
17	Unisys Corp. ●	344
53	United Online, Inc.	292
18	WebMD Health Corp. ●	250
19	Websense, Inc. ●	302
12	Western Union Co.	215
		12,323
	Technology Hardware and Equipment - 2.8%
91	Brocade Communications Systems, Inc. ●	536
15	Comtech Telecommunications Corp.	415
6	Diebold, Inc.	185
61	Extreme Networks, Inc. ●	203
9	Itron, Inc. ●	393
43	Kemet Corp. ●	188
12	Lexmark International, Inc.	265
6	Loral Space & Communications, Inc.	420
3	Mesa Laboratories, Inc.	126
53	STEC, Inc. ●	360
6	Western Digital Corp. ●	232
17	Zygo Corp. ●	302
		3,625
	Telecommunication Services - 1.8%
17	Boingo Wireless, Inc. ●	137
82	Cincinnati Bell, Inc. ●	465
49	Leap Wireless International, Inc. ●	336
9	Telephone & Data Systems, Inc.	228
17	US Cellular Corp. ●	677
21	USA Mobility, Inc.	244
88	Vonage Holdings Corp. ●	200
		2,287
	Transportation - 1.8%
22	Alaska Air Group, Inc. ●	754
7	Allegiant Travel Co. ●	437
20	Avis Budget Group, Inc. ●	309
7	Con-way, Inc.	197
43	Hawaiian Holdings, Inc. ●	241
8	Landstar System, Inc.	394
		2,332
	Utilities - 4.5%
65	AES (The) Corp. ●	710
25	Alliant Energy Corp.	1,089
9	Avista Corp.	229
6	Chesapeake Utilities Corp.	265
22	El Paso Electric Co.	743
10	IDACORP, Inc.	428
20	MGE Energy, Inc.	1,055
29	N.V. Energy, Inc.	515
9	Pinnacle West Capital Corp.	486
12	PNM Resources, Inc.	248
		5,768
	Total common stocks
	(cost $114,567)	$126,410

	Total long-term investments (cost $114,567)	$126,410

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $264,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $269)
$264	0.17%, 09/28/2012	$264
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $92, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $94)
92	0.23%, 09/28/2012	92
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $71, collateralized by U.S. Treasury Note 0.25%, 2015, value of $72)
71	0.20%, 09/28/2012	71
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $85, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $87)
85	0.25%, 09/28/2012	85
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $5, collateralized by FNMA 5.00%, 2038, value of $6)
5	0.25%, 09/28/2012	5
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $90, collateralized by U.S. Treasury Note 0.88%, 2017, value of $91)
90	0.20%, 09/28/2012	90
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$191, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% - 6.25%,
2013 - 2042, U.S. Treasury Bill 0.10%,
	2012, value of $195)
191	0.20%, 09/28/2012	191
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $2, collateralized by U.S. Treasury Note 1.50%, 2016, value of $2)
2	0.18%, 09/28/2012	2

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.7% - (continued)
Repurchase Agreements - 0.7% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $36, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $36)
$36	0.20%, 09/28/2012		$36
			836
	Total short-term investments
	(cost $836)		$836

	Total investments
	(cost $115,403) ▲	99.9%	$127,246
	Other assets and liabilities	0.1%	156
	Total net assets	100.0%	$127,402

5

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $116,232 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,317
Unrealized Depreciation	(4,303)
Net Unrealized Appreciation	$11,014

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$126,410	$126,410	$–	$–
Short-Term Investments	836	–	836	–
Total	$127,246	$126,410	$836	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles and Components - 0.8%
41	Cooper Tire & Rubber Co.	$779
15	Dana Holding Corp.	190
110	Tenneco Automotive, Inc. ●	3,080
		4,049
	Banks - 2.5%
240	Boston Private Financial Holdings, Inc.	2,302
88	First Merchants Corp.	1,319
86	Flushing Financial Corp.	1,357
184	Ocwen Financial Corp. ●	5,049
173	Umpqua Holdings Corp.	2,229
37	Wintrust Financial Corp.	1,378
		13,634
	Capital Goods - 11.4%
49	A.O. Smith Corp.	2,798
53	AAON, Inc.	1,042
75	Acuity Brands, Inc.	4,730
12	Aegion Corp. ●	236
124	Altra Holdings, Inc.	2,250
4	American Science & Engineering, Inc.	256
58	Applied Industrial Technologies, Inc.	2,420
15	Argan, Inc.	256
76	Astronics Corp. ●	2,354
78	AZZ, Inc.	2,969
8	Beacon Roofing Supply, Inc. ●	225
93	Belden, Inc.	3,442
56	Chart Industries, Inc. ●	4,104
4	Cubic Corp.	181
38	Esterline Technologies Corp. ●	2,155
43	Franklin Electric Co., Inc.	2,619
20	Gencorp, Inc. ●	188
127	GrafTech International Ltd. ●	1,142
58	Lennox International, Inc.	2,803
31	Lindsay Corp.	2,244
61	Moog, Inc. Class A ●	2,296
8	National Presto Industries, Inc.	554
71	Nordson Corp.	4,157
7	Nortek, Inc. ●	389
60	Polypore International, Inc. ●	2,129
15	Sauer-Danfoss, Inc.	614
86	Sun Hydraulics Corp.	2,276
123	Taser International, Inc. ●	744
72	Teledyne Technologies, Inc. ●	4,550
6	Tennant Co.	244
9	Trex Co., Inc. ●	310
113	Trimas Corp. ●	2,736
26	USG Corp. ●	562
40	Woodward, Inc.	1,363
20	Xerium Technologies, Inc. ●	72
		61,410
	Commercial and Professional Services - 3.5%
76	Cenveo, Inc. ●	173
24	Corporate Executive Board Co.	1,309
118	Deluxe Corp.	3,610
69	Exponent, Inc. ●	3,925
53	GP Strategies Corp. ●	1,030
9	Herman Miller, Inc.	179
138	On Assignment, Inc. ●	2,755
37	Portfolio Recovery Associate ●	3,875
31	RPX Corp. ●	343
55	Steelcase, Inc.	539
73	Sykes Enterprises, Inc. ●	981
		18,719
	Consumer Durables and Apparel - 3.7%
71	Arctic Cat, Inc. ●	2,961
37	Brunswick Corp.	830
177	Fifth & Pacific Cos., Inc. ●	2,259
69	G-III Apparel Group Ltd. ●	2,489
45	Leapfrog Enterprises, Inc. ●	401
18	Movado Group	621
11	Polaris Industries, Inc.	874
58	Smith & Wesson Holding Corp. ●	634
85	Steven Madden Ltd. ●	3,722
10	Sturm Ruger & Co., Inc.	488
79	True Religion Apparel, Inc.	1,690
57	Warnaco Group, Inc. ●	2,971
		19,940
	Consumer Services - 3.8%
21	American Public Education, Inc. ●	750
186	Bloomin' Brands, Inc.	3,064
83	Brinker International, Inc.	2,916
39	Buffalo Wild Wings, Inc. ●	3,313
17	Caesars Entertainment Corp. ●	116
17	Capella Education Co. ●	601
77	Cheesecake Factory, Inc. ●	2,761
29	Domino's Pizza, Inc.	1,108
37	Grand Canyon Education, Inc. ●	871
88	Ignite Restaurant Group, Inc. ●	1,228
29	Multimedia Games Holding Co., Inc. ●	450
4	Papa John's International, Inc. ●	187
71	Sotheby's Holdings	2,232
8	Strayer Education, Inc.	540
		20,137
	Diversified Financials - 1.2%
99	Compass Diversified Holdings	1,468
3	Credit Acceptance Corp. ●	282
163	DFC Global Corp. ●	2,803
45	Nelnet, Inc.	1,075
33	Netspend Holdings, Inc. ●	322
11	World Acceptance Corp. ●	749
		6,699
	Energy - 7.3%
56	Alon USA Energy, Inc.	765
27	Basic Energy Services, Inc. ●	301
76	Berry Petroleum Co.	3,085
20	Contango ORE, Inc. ●	978
87	CVR Energy, Inc. ●	3,203
81	Energy XXI (Bermuda) Ltd.	2,846
50	EPL Oil & Gas, Inc. ●	1,006
23	Global Geophysical Services, Inc. ●	125
76	Gulfmark Offshore, Inc. ●	2,517
79	Halcon Resources LLC ●	580
50	Hornbeck Offshore Services, Inc. ●	1,833
399	ION Geophysical Corp. ●	2,769
76	PDC Energy, Inc. ●	2,417
246	Rentech, Inc. ●	606
10	REX American Resources Corp. ●	180

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Energy - 7.3% - (continued)
175	Rex Energy Corp. ●	$2,338
103	Rosetta Resources, Inc. ●	4,942
60	SemGroup Corp. ●	2,202
85	Stone Energy Corp. ●	2,126
30	TGC Industries, Inc. ●	218
263	Vaalco Energy, Inc. ●	2,246
27	W&T Offshore, Inc.	503
42	Western Refining, Inc.	1,109
57	Willbros Group, Inc. ●	303
		39,198
	Food and Staples Retailing - 1.2%
66	Casey's General Stores, Inc.	3,788
93	Natural Grocers by Vitamin Cottage, Inc. ●	2,082
331	Rite Aid Corp. ●	387
128	Supervalu, Inc.	308
		6,565
	Food, Beverage and Tobacco - 0.9%
15	Boston Beer Co., Inc. Class A ●	1,663
168	Darling International, Inc. ●	3,077
2	Vector Group Ltd.	28
		4,768
	Health Care Equipment and Services - 8.0%
20	Analogic Corp.	1,571
17	Anika Therapeutics, Inc. ●	258
5	Athenahealth, Inc. ●	450
8	Atrion Corp.	1,821
23	Bio-Reference Laboratories, Inc. ●	657
9	Centene Corp. ●	318
8	Chemed Corp.	561
4	Computer Programs & Systems, Inc.	200
47	Corvel Corp. ●	2,097
80	Cyberonics, Inc. ●	4,200
15	Cynosure, Inc. Class A ●	398
184	Dexcom, Inc. ●	2,768
76	Globus Medical, Inc. ●	1,366
89	HealthSouth Corp. ●	2,145
24	Heartware International, Inc. ●	2,268
8	HMS Holdings Corp. ●	271
58	ICU Medical, Inc. ●	3,480
5	Magellan Health Services, Inc. ●	248
139	Masimo Corp. ●	3,350
15	MedAssets, Inc. ●	263
351	Merge Healthcare, Inc. ●	1,344
14	Molina Healthcare, Inc. ●	360
74	Natus Medical, Inc. ●	972
6	Orthofix International N.V. ●	260
82	Owens & Minor, Inc.	2,453
61	Quality Systems	1,122
46	RTI Biologics, Inc. ●	193
86	U.S. Physical Therapy, Inc.	2,371
76	Volcano Corp. ●	2,172
52	Wellcare Health Plans, Inc. ●	2,940
		42,877
	Household and Personal Products - 1.8%
86	Elizabeth Arden, Inc. ●	4,085
14	Medifast, Inc. ●	369
86	Nu Skin Enterprises, Inc. Class A	3,350
16	Prestige Brands Holdings, Inc. ●	263
34	Spectrum Brands Holdings, Inc. ●	1,340
10	Usana Health Sciences, Inc. ●	478
		9,885
	Insurance - 1.0%
75	Amerisafe, Inc. ●	2,048
—	AmTrust Financial Services, Inc.	10
10	Greenlight Capital Re Ltd. Class A ●	255
53	Montpelier Re Holdings Ltd.	1,171
64	Protective Life Corp.	1,687
		5,171
	Materials - 4.0%
23	American Vanguard Corp.	783
48	Chemtura Corp. ●	818
10	Coeur d'Alene Mines Corp. ●	283
30	Flotek Industries, Inc. ●	376
11	Georgia Gulf Corp.	380
37	Gold Resource Corp.	787
57	Headwaters, Inc. ●	373
49	Kraton Performance Polymers ●	1,275
18	Minerals Technologies, Inc.	1,284
45	Myers Industries, Inc.	708
6	Newmarket Corp.	1,382
105	Olin Corp.	2,291
11	P.H. Glatfelter Co.	196
158	PolyOne Corp.	2,619
30	Schweitzer-Mauduit International, Inc.	983
110	Silgan Holdings, Inc.	4,775
22	SunCoke Energy, Inc. ●	350
41	TPC Group, Inc. ●	1,662
		21,325
	Media - 1.1%
124	Arbitron, Inc.	4,686
33	Belo Corp. Class A	257
10	Global Sources Ltd. ●	65
20	Reachlocal, Inc. ●	246
42	Sinclair Broadcast Group, Inc. Class A	470
12	Valassis Communications, Inc. ●	296
		6,020
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8%
82	3SBio, Inc. ADR ●	1,067
17	Acorda Therapeutics, Inc. ●	430
16	Affymax, Inc. ●	333
48	Agenus, Inc. ●	221
232	Alkermes plc ●	4,821
49	Auxilium Pharmaceuticals, Inc. ●	1,206
178	Aveo Pharmaceuticals, Inc. ●	1,855
68	BioCryst Pharmaceuticals, Inc. ●	287
174	Bruker Corp. ●	2,282
259	Cadence Pharmaceuticals, Inc. ●	1,016
110	Cubist Pharmaceuticals, Inc. ●	5,237
11	Cumberland Pharmaceuticals, Inc. ●	71
78	Dendreon Corp. ●	377
45	Emergent Biosolutions, Inc. ●	632
394	Exelixis, Inc. ●	1,897
10	Furiex Pharmaceuticals, Inc. ●	183
21	Genomic Health, Inc. ●	711
194	Immunogen, Inc. ●	2,839
146	Immunomedics, Inc. ●	512

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8% - (continued)
122	Incyte Corp. ●	$2,198
185	Ironwood Pharmaceuticals, Inc. ●	2,369
21	Ligand Pharmaceuticals, Inc. Class B ●	362
230	Medicines Co. ●	5,943
29	Momenta Pharmaceuticals, Inc. ●	423
27	Nektar Therapeutics ●	285
157	Neurocrine Biosciences, Inc. ●	1,253
325	NPS Pharmaceuticals, Inc. ●	3,006
41	Obagi Medical Products, Inc. ●	511
34	Omeros Corp. ●	316
162	Optimer Pharmaceuticals, Inc. ●	2,294
26	Osiris Therapeutics, Inc. ●	287
101	PAREXEL International Corp. ●	3,095
150	PDL Biopharma, Inc.	1,151
22	Pharmacyclics, Inc. ●	1,406
38	Pozen, Inc. ●	252
154	Progenics Pharmaceuticals, Inc. ●	442
21	Questcor Pharmaceuticals, Inc. ●	391
37	Repligen Corp. ●	222
249	Rigel Pharmaceuticals, Inc. ●	2,557
83	Salix Pharmaceuticals Ltd. ●	3,497
42	Sangamo BioSciences, Inc. ●	253
87	Santarus, Inc. ●	768
62	Sciclone Pharmaceuticals, Inc. ●	345
161	Seattle Genetics, Inc. ●	4,341
100	Siga Technologies, Inc. ●	319
95	Sunesis Pharmaceuticals, Inc. ●	537
35	Synta Pharmaceuticals Corp. ●	267
105	Tesaro, Inc. ●	1,494
43	Threshold Pharmaceuticals, Inc. ●	312
184	Trius Therapeutics, Inc. ●	1,075
82	Ventrus Biosciences, Inc. ●	293
68	Vical, Inc. ●	295
66	XOMA Corp. ●	245
		68,781
	Real Estate - 2.6%
84	Colonial Properties Trust	1,773
124	Coresite Realty Corp.	3,348
9	DuPont Fabros Technology, Inc.	220
107	Felcor Lodging Trust, Inc. ●	508
88	Glimcher Realty Trust REIT	934
158	Inland Real Estate Corp.	1,306
7	LTC Properties, Inc.	229
202	MFA Mortgage Investments, Inc.	1,719
79	Omega Healthcare Investors, Inc.	1,803
194	Sunstone Hotel Investors, Inc. ●	2,132
		13,972
	Retailing - 6.8%
26	ANN, Inc. ●	982
187	Ascena Retail Group, Inc. ●	4,000
7	Blue Nile, Inc. ●	267
26	Buckle (The), Inc.	1,162
12	Cato Corp.	369
47	Children's Place Retail Stores, Inc. ●	2,828
62	Core-Mark Holding Co., Inc.	2,993
13	Destination Maternity Corp.	251
59	DSW, Inc.	3,955
25	Express, Inc. ●	365
20	Francescas Holding Corp. ●	599
19	Genesco, Inc. ●	1,261
44	Group 1 Automotive, Inc.	2,639
4	Hibbett Sports, Inc. ●	220
61	Hot Topic, Inc.	534
5	HSN, Inc.	255
69	Lumber Liquidators Holdings, Inc. ●	3,482
95	Mattress Firm Holding Corp. ●	2,688
60	Overstock.com, Inc. ●	627
64	PetMed Express, Inc.	646
113	rue21, Inc. ●	3,511
25	Select Comfort Corp. ●	803
72	Teavana Holdings, Inc. ●	941
11	The Finish Line, Inc.	257
13	Tilly's Inc. Class A ●	246
19	Zumiez, Inc. ●	524
		36,405
	Semiconductors and Semiconductor Equipment - 2.3%
38	Cymer, Inc. ●	1,934
71	Entropic Communications, Inc. ●	415
502	GT Advanced Technologies, Inc. ●	2,735
74	Kulicke & Soffa Industries, Inc. ●	766
408	Mindspeed Technologies, Inc. ●	1,411
146	Nanometrics, Inc. ●	2,022
93	Ultratech Stepper, Inc. ●	2,929
		12,212
	Software and Services - 15.2%
115	Ancestry.com, Inc. ●	3,445
60	Bazaarvoice, Inc. ●	909
56	Broadsoft, Inc. ●	2,293
54	Carbonite, Inc. ●	377
4	Cass Information Systems, Inc.	149
35	Commvault Systems, Inc. ●	2,030
114	Constant Contact, Inc. ●	1,976
55	CSG Systems International, Inc. ●	1,230
27	Digital River, Inc. ●	453
84	Ebix, Inc.	1,990
30	Fair Isaac, Inc.	1,341
26	Fortinet, Inc. ●	619
63	Global Cash Access, Inc. ●	506
23	Guidance Software, Inc. ●	256
9	Heartland Payment Systems, Inc.	288
178	Higher One Holdings, Inc. ●	2,400
77	Imperva, Inc. ●	2,830
155	j2 Global, Inc.	5,074
86	JDA Software Group, Inc. ●	2,726
60	Jive Software, Inc. ●	941
100	Keynote Systems, Inc.	1,451
246	LivePerson, Inc. ●	4,450
29	Manhattan Associates, Inc. ●	1,644
18	Mentor Graphics Corp. ●	274
21	MicroStrategy, Inc. ●	2,848
310	Mitek Systems, Inc. ●	1,002
151	Motricity, Inc. ●	74
11	Netscout Systems, Inc. ●	283
15	Opentable, Inc. ●	620
73	Opnet Technologies, Inc.	2,490

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Software and Services - 15.2% - (continued)
191	Parametric Technology Corp. ●	$4,163
48	Proofpoint, Inc. ●	706
11	Pros Holdings, Inc. ●	210
99	QLIK Technologies, Inc. ●	2,229
38	Rosetta Stone, Inc. ●	479
310	Sapient Corp.	3,305
64	Solarwinds, Inc. ●	3,557
30	Solera Holdings, Inc.	1,309
43	Sourcefire, Inc. ●	2,111
46	Splunk, Inc. ●	1,696
16	Travelzoo, Inc. ●	368
88	Tyler Corp. ●	3,883
15	Unisys Corp. ●	316
62	VeriFone Systems, Inc. ●	1,729
27	Vistaprint N.V. ●	908
72	Websense, Inc. ●	1,124
88	Wright Express Corp. ●	6,167
80	XO Group, Inc. ●	672
		81,901
	Technology Hardware and Equipment - 3.9%
61	ADTRAN, Inc.	1,047
127	Aruba Networks, Inc. ●	2,854
49	Audience, Inc. ●	304
18	Ciena Corp. ●	245
65	Coherent, Inc. ●	2,970
46	Comtech Telecommunications Corp.	1,264
29	Intermec, Inc. ●	179
19	InvenSense, Inc. ●	228
69	Kemet Corp. ●	302
17	Loral Space & Communications, Inc.	1,197
142	Oplink Communications, Inc. ●	2,342
85	Plantronics, Inc.	3,007
88	STEC, Inc. ●	597
5	Stratasys, Inc. ●	245
43	Synaptics, Inc. ●	1,038
76	Ubiquiti Networks, Inc. ●	901
57	Universal Display Corp. ●	1,951
16	Zygo Corp. ●	287
		20,958
	Telecommunication Services - 0.6%
104	Alaska Communications Systems Group, Inc.	236
40	Boingo Wireless, Inc. ●	318
43	FairPoint Communications, Inc. ●	324
30	IDT Corp. Class B	305
63	Leap Wireless International, Inc. ●	427
9	Lumos Networks Corp.	70
8	magicJack VocalTec Ltd. ●	184
104	Neutral Tandem, Inc. ●	978
31	Primus Telecommunications Group, Inc.	470
		3,312
	Transportation - 1.8%
15	Allegiant Travel Co. ●	919
225	Avis Budget Group, Inc. ●	3,457
55	Marten Transport Ltd.	965
54	Republic Airways Holdings, Inc. ●	252
18	Saia, Inc. ●	368
25	Spirit Airlines, Inc. ●	427
48	US Airways Group, Inc. ●	506
133	Werner Enterprises, Inc.	2,833
		9,727
	Utilities - 0.5%
11	California Water Service Group	198
60	UNS Energy Corp.	2,500
		2,698
	Total common stocks
	(cost $451,526)	$530,363

EXCHANGE TRADED FUNDS - 0.7%
	Other Investment Pools and Funds - 0.7%
43	iShares Russell 2000 Growth Index Fund	$4,102

	Total exchange traded funds
	(cost $4,179)	$4,102

	Total long-term investments (cost $455,705)	$534,465

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $941,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $960)
$941	0.17%, 09/28/2012	$941
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $329, collateralized by FHLMC
4.00% - 4.50%, 2024 - 2026, FNMA 4.00%
- 5.00%, 2035 - 2042, GNMA 5.00%, 2039,
	value of $336)
329	0.23%, 09/28/2012	329
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $253, collateralized by U.S. Treasury Note 0.25%, 2015, value of $258)
253	0.20%, 09/28/2012	253
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $305, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $311)
305	0.25%, 09/28/2012	305
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $20, collateralized by FNMA 5.00%, 2038, value of $20)
20	0.25%, 09/28/2012	20
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $320, collateralized by U.S. Treasury Note 0.88%, 2017, value of $326)
320	0.20%, 09/28/2012	320

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.6% - (continued)
Repurchase Agreements - 0.6% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2012 in the amount of
$681, collateralized by FHLB 1.75% -
3.13%, 2013 - 2021, FHLMC 0.30% -
6.00%, 2013 - 2042, FNMA 0.38% - 6.25%,
2013 - 2042, U.S. Treasury Bill 0.10%,
	2012, value of $695)
$681	0.20%, 09/28/2012		$681
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $5, collateralized by U.S. Treasury Note 1.50%, 2016, value of $6)
5	0.18%, 09/28/2012		5
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $128, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $130)
128	0.20%, 09/28/2012		128
			2,982
	Total short-term investments
	(cost $2,982)		$2,982

	Total investments
	(cost $458,687) ▲	100.0%	$537,447
	Other assets and liabilities	—%	(257)
	Total net assets	100.0%	$537,190

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $461,081 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$105,825
Unrealized Depreciation	(29,459)
Net Unrealized Appreciation	$76,366

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$530,363	$530,363	$–	$–
Exchange Traded Funds	4,102	4,102	–	–
Short-Term Investments	2,982	–	2,982	–
Total	$537,447	$534,465	$2,982	$–

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 6.8%
	Finance and Insurance - 6.8%
	Carnow Automotive Receivables Trust
$2,086	2.09%, 01/15/2015 ■	$2,087
	Credit Acceptance Automotive Loan Trust
1,336	2.20%, 09/16/2019 ■	1,345
2,595	2.21%, 10/15/2015 ■	2,580
	DBUBS Mortgage Trust
10,635	3.74%, 11/10/2046 ■	11,561
	Ford Credit Floorplan Master Owner Trust
900	1.12%, 01/15/2016 Δ	902
695	2.32%, 01/15/2017 Δ	716
	FREMF Mortgage Trust
2,040	3.95%, 05/25/2019 ■	2,099
	Master Asset Backed Securities Trust
599	2.92%, 05/25/2033 Δ	578
	Merrill Lynch Mortgage Trust
8,900	5.39%, 11/12/2037 Δ	9,968
	Morgan Stanley Capital I
1,815	1.72%, 11/25/2032 Δ	1,458
	Springleaf Mortgage Loan Trust
7,527	2.22%, 10/25/2057 ■	7,560
	Structured Asset Securities Corp.
2,296	1.72%, 02/25/2033 Δ	2,103
	Thornburg Mortgage Securities Trust
10,095	2.48%, 04/25/2045 Δ	10,217
	WaMu Mortgage Pass-Through Certificates
3,532	2.12%, 03/25/2033 Δ	3,548
3,981	2.47%, 10/25/2035 Δ	3,620
	Wells Fargo Mortgage Backed Securities Trust
4,536	2.49%, 09/25/2033 Δ	4,614
	Westlake Automobile Receivables Trust
4,910	1.03%, 03/15/2016 ■	4,910
		69,866

	Total asset & commercial mortgage backed securities
	(cost $68,895)	$69,866

U.S. GOVERNMENT AGENCIES - 56.3%
	FHLMC - 12.7%
$14,000	1.57%, 05/25/2040	$14,279
21,000	3.50%, 11/15/2025 - 10/15/2041 ☼	22,598
391	4.50%, 12/01/2018	421
16,689	5.50%, 05/15/2033 Ф	19,857
44,909	5.50%, 06/01/2034 - 06/01/2041	49,003
14,399	6.00%, 10/01/2021 - 09/01/2034	16,108
5,414	6.50%, 09/01/2014 - 09/01/2032	6,229
845	7.00%, 10/01/2026 - 11/01/2032	998
15	7.50%, 05/01/2024 - 06/01/2025	18
36	8.00%, 08/01/2024 - 10/01/2024	39
1	8.50%, 10/01/2024	2
22	10.00%, 11/01/2020	22
		129,574
	FNMA - 32.4%
8,730	1.49%, 03/01/2018 ☼	8,894
3,545	2.22%, 11/01/2022 ☼	3,553
8,582	2.25%, 11/01/2022 ☼	8,651
3,570	2.31%, 11/01/2022 ☼	3,615
2,380	2.35%, 11/01/2022 ☼	2,429
746	2.40%, 10/01/2022 ☼	763
115,000	2.50%, 10/12/2027 ☼	120,858
1,080	2.52%, 10/01/2022 ☼	1,113
2,174	2.56%, 01/01/2019	2,316
11,500	3.00%, 10/19/2042 ☼	12,139
21,500	3.50%, 10/15/2040 ☼	23,059
8,022	3.74%, 06/01/2018	9,083
78,707	5.00%, 08/01/2018 - 05/01/2038	86,245
7,679	5.50%, 08/01/2015 - 04/01/2036	8,401
25,634	6.00%, 09/01/2013 - 02/01/2037	28,731
1,271	6.50%, 06/25/2029 Ф	1,456
7,095	6.50%, 05/01/2013 - 09/01/2032	8,228
948	7.00%, 11/01/2013 - 02/01/2032	1,104
30	7.50%, 06/01/2023	35
146	8.00%, 10/01/2029 - 02/01/2031	177
3	8.50%, 04/01/2017	3
58	9.00%, 08/01/2020 - 09/01/2021	58
4	9.75%, 07/01/2020	4
		330,915
	GNMA - 11.2%
40,667	4.00%, 08/20/2040 - 09/20/2040	44,884
48,269	4.50%, 10/20/2040	53,592
3,200	5.00%, 01/20/2034	3,562
3,374	5.50%, 09/20/2033	3,847
2,171	6.00%, 01/15/2033 - 02/15/2033	2,479
3,507	6.50%, 12/15/2028 - 01/15/2032	4,124
1,444	7.00%, 06/20/2030 - 10/15/2032	1,723
456	7.50%, 04/15/2022 - 04/20/2030	529
61	8.50%, 09/15/2019 - 03/15/2030	67
		114,807
	Total U.S. government agencies
	(cost $556,050)	$575,296

U.S. GOVERNMENT SECURITIES - 41.5%
Other Direct Federal Obligations - 18.0%
	FFCB - 4.9%
$50,000	0.17%, 01/17/2013	$50,001

	FHLB - 13.1%
16,335	1.75%, 12/14/2018	16,995
20,665	4.13%, 03/13/2020	24,564
26,000	5.25%, 12/09/2022	33,867
50,000	5.38%, 05/18/2016	58,653
		134,079
		184,080

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 41.5% - (continued)
U.S. Treasury Securities - 23.5%
	U.S. Treasury Notes - 23.5%
$93,600	0.38%, 07/31/2013 ‡		$93,754
62,267	0.88%, 12/31/2016 ‡		63,240
9,000	1.00%, 10/31/2016		9,189
2,980	2.13%, 08/15/2021		3,152
63,600	2.63%, 01/31/2018 ‡		70,020
			239,355
	Total U.S. government securities
	(cost $412,816)		$423,435

	Total long-term investments (cost $1,037,761)		$1,068,597

SHORT-TERM INVESTMENTS - 9.9%
Repurchase Agreements - 9.9%
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2012 in the amount of $31,747,
collateralized by FHLB 4.91%, 2015,
FHLMC 2.41% - 6.00%, 2027 - 2042,
FNMA 2.05% - 5.94%, 2022 - 2042, value
	of $32,382)
$31,747	0.17%, 09/28/2012		$31,747
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $11,097, collateralized by
FHLMC 4.00% - 4.50%, 2024 - 2026,
FNMA 4.00% - 5.00%, 2035 - 2042,
	GNMA 5.00%, 2039, value of $11,319)
11,097	0.23%, 09/28/2012		11,097
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $8,536, collateralized by U.S. Treasury Note 0.25%, 2015, value of $8,707)
8,536	0.20%, 09/28/2012		8,536
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $10,274, collateralized by FNMA 2.50% - 3.00%, 2027 - 2042, value of $10,479)
10,274	0.25%, 09/28/2012		10,274
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $659, collateralized by FNMA 5.00%, 2038, value of $672)
659	0.25%, 09/28/2012		659
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $10,790, collateralized by U.S. Treasury Note 0.88%, 2017, value of $11,005)
10,789	0.20%, 09/28/2012		10,789
TD Securities TriParty Repurchase
Agreement (maturing on 10/01/2012 in the
amount of $22,979, collateralized by
FHLB 1.75% - 3.13%, 2013 - 2021,
FHLMC 0.30% - 6.00%, 2013 - 2042,
FNMA 0.38% - 6.25%, 2013 - 2042, U.S.
Treasury Bill 0.10%, 2012, value of
	$23,438)
22,979	0.20%, 09/28/2012		22,979
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2012 in the amount of $184, collateralized by U.S. Treasury Note 1.50%, 2016, value of $189)
184	0.18%, 09/28/2012		184
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2012 in the amount of $4,302, collateralized by FHLB 0.84%, 2012, GNMA 2.50% -13.50%, 2012 - 2042, value of $4,388)
4,302	0.20%, 09/28/2012		4,302
			100,567
	Total short-term investments
	(cost $100,567)		$100,567

	Total investments
	(cost $1,138,328) ▲	114.5%	$1,169,164
	Other assets and liabilities	(14.5)%	(148,465)
	Total net assets	100.0%	$1,020,699

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2012, the cost of securities for federal income tax purposes was $1,138,383 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,551
Unrealized Depreciation	(770)
Net Unrealized Appreciation	$30,781

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2012, the aggregate value of these securities was $32,142, which represents 3.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $200,684 at September 30, 2012.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Futures Contracts Outstanding at September 30, 2012

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	318	12/19/2012	$42,211	$42,448	$237
U.S. Treasury 5-Year Note Future	1,019	12/31/2012	126,524	127,001	477
					$714

* The number of contracts does not omit 000's.

Cash of $998 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at September 30, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$69,866	$—	$50,677	$19,189
U.S. Government Agencies	575,296	—	533,875	41,421
U.S. Government Securities	423,435	—	423,435	—
Short-Term Investments	100,567	—	100,567	—
Total	$1,169,164	$—	$1,108,554	$60,610
Futures *	714	714	—	—
Total	$714	$714	$—	$—

♦	For the nine-month period ended September 30, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$13,988	$(14,027)	$19,911	*	$4	$15,164	$(15,851)	$—	$—	$19,189
U.S. Government Agencies	—	—	4		(4)	41,421	—	—	—	41,421
Total	$13,988	$(14,027)	$19,915		$—	$56,585	$(15,851)	$—	$—	$60,610

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was $472.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2012 was zero.

Distribution by Credit Quality

as of September 30, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.0%
Aa / AA	1.8
A	0.1
Baa / BBB	0.8
Caa / CCC or Lower	0.1
Unrated	1.0
U.S. Government Agencies and Securities	97.8
Non Debt Securities and Other Short-Term Instruments	9.9
Other Assets & Liabilities	(14.5)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: November 14, 2012	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer